SHARE CAPITAL, TREASURY SHARES AND DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
Schedule of stock by class

Authorized share capital:
(in thousands of $ except per share amount)	2019	2018
200 million common shares of $0.05 par value	10,000	10,000

Issued and outstanding number of shares:
(number of shares of $0.05 each)	2019	2018
Issued shares: Balance at start of year	144,272,697	142,197,697
Shares issued:
- Issue of consideration shares to Hemen	—	2,000,000
- Settlement of options	—	75,000
Issued shares: Balance at the end of year	144,272,697	144,272,697

Outstanding number of shares: Balance at start of year	143,827,697	142,197,697
Shares issued:	—	2,075,000
- Repurchases of shares	(855,000)	(445,000)
- Distribution of treasury shares	305,000	—
Outstanding number of shares: Balance at end of year	143,277,697	143,827,697